Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Assets and Liabilities Measured on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$54,792	$—	$—
U.S. Government sponsored entity securities	—	7,983	—
Agency mortgage-backed securities, residential	—	121,299	—
Interest rate swap derivatives	—	1,340	—

Liabilities:
Interest rate swap derivatives	—	(1,340)	—

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$20,143	$—	$—
U.S. Government sponsored entity securities	—	25,916	—
Agency mortgage-backed securities, residential	—	130,941	—
Interest rate swap derivatives	—	599	—

Liabilities:
Interest rate swap derivatives	—	(599)	—

Assets and Liabilities Measured on Nonrecurring Basis
There were no assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2022. Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2021 are summarized below:

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial and Industrial	$—	$—	$1,983

Quantitative Information about Level 3 Inputs
There was no quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2022. The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2021:

December 31, 2021	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Impaired loans:
Commercial and Industrial	$1,983	Sales approach	Adjustment to comparables and equipment comparables	0% to 25%	18.5%

Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2022 and December 31, 2021 are as follows:

		Fair Value Measurements at December 31, 2022 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,990	$45,990	$—	$—	$45,990
Certificates of deposit in financial institutions	1,862	—	1,862	—	1,862
Securities available for sale	184,074	54,792	129,282	—	184,074
Securities held to maturity	9,226	—	4,987	3,473	8,460
Loans, net	879,780	—	—	846,870	846,870
Interest rate swap derivatives	1,340	—	1,340	—	1,340
Accrued interest receivable	3,112	—	485	2,627	3,112

Financial Liabilities:
Deposits	1,027,655	875,736	149,974	—	1,025,710
Other borrowed funds	17,945	—	16,364	—	16,364
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	1,340	—	1,340	—	1,340
Accrued interest payable	432	1	431	—	432

		Fair Value Measurements at December 31, 2021 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$152,034	$152,034	$—	$—	$152,034
Certificates of deposit in financial institutions	2,329	—	2,329	—	2,329
Securities available for sale	177,000	20,143	156,857	—	177,000
Securities held to maturity	10,294	—	6,063	4,387	10,450
Loans, net	824,708	—	—	821,899	821,899
Interest rate swap derivatives	599	—	599	—	599
Accrued interest receivable	2,695	—	363	2,332	2,695

Financial Liabilities:
Deposits	1,059,908	870,626	189,796	—	1,060,422
Other borrowed funds	19,614	—	20,279	—	20,279
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	599	—	599	—	599
Accrued interest payable	439	1	438	—	439